Investments in affiliated companies and joint ventures (Tables)	9 Months Ended
Sep. 30, 2012
Investments in affiliated companies and joint ventures
Investments in affiliated companies and joint ventures

	September 30, 2012 (unaudited)				Investments		Equity in earnings (losses) of investee adjustments (unaudited)					Dividends Received (unaudited)
							Three-month period ended			Nine-month period ended		Three-month period ended			Nine-month period ended
	Participation in capital (%)		Net equity	Net income (loss) of the period	September 30, 2012	December 31, 2011	September 30, 2012	June 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011	September 30, 2012	June 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011
	Voting	Total			(unaudited)
Bulk Material
Iron ore and pellets
Companhia Nipo-Brasileira de Pelotização - NIBRASCO (1)	51.11	51.00	351	42	179	173	13	3	16	21	39	—	26	—	26	22
Companhia Hispano-Brasileira de Pelotização - HISPANOBRÁS (1)	51.00	50.89	200	67	102	115	3	29	(14)	34	(6)	25	11	—	36	20
Companhia Coreano-Brasileira de Pelotização - KOBRASCO (1)	50.00	50.00	208	44	104	78	7	8	5	22	23	—	10	15	10	32
Companhia Ítalo-Brasileira de Pelotização - ITABRASCO (1)	51.00	50.90	124	14	63	80	—	1	16	7	41	—	18	—	18	—
Minas da Serra Geral SA - MSG	50.00	50.00	52	7	26	29	1	(3)	1	1	(3)	—	—	—	—	—
SAMARCO Mineração SA - SAMARCO (2)	50.00	50.00	1,470	1,037	788	528	169	140	207	519	692	—	—	225	—	700
Baovale Mineração SA - BAOVALE	50.00	50.00	61	8	31	35	2	2	2	4	6	—	—	—	—	—
Zhuhai YPM Pellet e Co,Ltd - ZHUHAI	25.00	25.00	93	2	23	23	—	—	(1)	—	(1)	—	—	—	—	—
Tecnored Desenvolvimento Tecnológico SA	43.04	43.04	98	(32)	44	48	(6)	(7)	(2)	(15)	(3)	—	—	—	—	—
					1,360	1,109	189	173	230	593	788	25	65	240	90	774
Coal
Henan Longyu Resources Co Ltd	25.00	25.00	1,297	177	324	282	10	16	26	45	68	—	—	—	60	—
Shandong Yankuang International Company Ltd	25.00	25.00	(208)	(40)	(51)	(43)	(3)	(3)	(2)	(10)	(11)	—	—	—	—	—
					273	239	7	13	24	35	57	—	—	—	60	—
Base Metals
Bauxite
Mineração Rio do Norte SA - MRN	40.00	40.00	327	47	130	144	8	4	(1)	19	2	—	—	—	—	—
					130	144	8	4	(1)	19	2	—	—	—	—	—
Copper
Teal Minerals Incorporated	50.00	50.00	478	(6)	239	234	—	(2)	(2)	(3)	(9)	—	—	—	—	—
					239	234	—	(2)	(2)	(3)	(9)	—	—	—	—	—
Nickel
Heron Resources Inc (3)	—	—	—	—	5	6	—	—	—	—	—	—	—	—	—	—
Korea Nickel Corp	25.00	25.00	100	—	25	4	(1)	1	—	—	—	—	—	—	—	—
Others (3)	—	—	—	—	1	1	—	—	—	—	—	—	—	—	—	—
					31	11	(1)	1	—	—	—	—	—	—	—	—
Aluminum
Norsk Hydro ASA (4)	21.65	21.65	14,439	(162)	3,126	3,227	(63)	—	70	(35)	120	—	47	—	47	52
					3,126	3,227	(63)	—	70	(35)	120	—	47	—	47	52
Logistic
LOG-IN Logística Intermodal SA	31.33	31.33	286	(26)	96	114	6	(4)	—	(9)	(2)	—	—	—	—	—
MRS Logística SA	46.75	47.59	1,237	203	588	551	36	19	32	95	103	—	—	—	—	7
					684	665	42	15	32	86	101	—	—	—	—	7
Others
Steel
California Steel Industries Inc - CSI	50.00	50.00	352	36	178	161	2	9	2	17	15	—	—	—	—	—
Companhia Siderúrgica do PECEM - CSP	50.00	50.00	930	(8)	465	267	(2)	(1)	—	(4)	—	—	—	—	—	—
THYSSENKRUPP CSA Companhia Siderúrgica do Atlântico	26.87	26.87	5,468	(388)	1,469	1,607	(19)	(46)	(72)	(104)	(90)	—	—	—	—	—
					2,112	2,035	(19)	(38)	(70)	(91)	(75)	—	—	—	—	—
Other affiliates and joint ventures
Norte Energia S.A.	9.00	9.00	848	(19)	77	75	(1)	(1)	—	(2)	—	—	—	—	—	—
Vale Soluções em Energia S.A.(1)	52.77	52.77	190	(91)	100	145	(8)	(8)	(1)	(48)	(16)	—	—	—	—	—
Others	—	—	—	—	173	209	—	1	—	1	—	—	—	—	—	—
					350	429	(9)	(8)	(1)	(49)	(16)	—	—	—	—	—
Total					8,305	8,093	154	158	282	555	968	25	112	240	197	833

(1) Although Vale held a majority of the voting interest of investees accounted for under the equity method, existing veto rights held by noncontrolling shareholders.

(2) Investment includes goodwill of US$ 53 in September 30, 2012 and US$58 in December, 2011.

(3) Available for sale.

(4) The investment is adjusted based on our acquisition.